Expenses by nature	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Expenses by nature	Expenses by nature
The following table summarizes R&D expenses, S&M expenses and G&A expenses for the three and six months ended June 30, 2021 and 2020:

(in KUSD)	Three months ended June 30,		Six months ended June 30,
R&D	2021	2020	2021	2020
External costs (1)	21,983	16,161	46,289	42,300
Employee expense (2)	17,550	9,789	32,416	19,025
R&D expenses	39,533	25,950	78,705	61,325

S&M
External costs	5,726	2,105	11,016	3,845
Employee expense (2)	9,495	1,899	18,116	2,787
S&M expenses	15,221	4,004	29,132	6,632

G&A
External costs (1)	5,872	2,316	10,605	4,556
Employee expense (2)	13,495	12,679	26,344	16,321
G&A expenses	19,367	14,995	36,949	20,877
(1) Includes depreciation expense
(2) Includes share-based compensation expense

The increase in R&D expenses in the three and six months ended June 30, 2021 was primarily associated with the increased number of R&D employees necessary to advance the Company's lead product candidates, which also contributed to increased share-based compensation expense. The increase in R&D expense in the three and six months ended June 30, 2021 was also due to higher expense associated with an increase in clinical trial activity as well as higher chemistry, manufacturing and controls (“CMC”) expenses due to the launch of ZYNLONTA. As a result of FDA approval of ZYNLONTA, during the three and six months ended June 30, 2021, the Company reversed KUSD 6,752 of previously recorded impairment charges relating to inventory costs incurred for the manufacture of product prior to FDA approval. See note 3, “Significant accounting policies” for further information.
The increase in S&M expenses in the three and six months ended June 30, 2021 was primarily due to the increased number of employees necessary to prepare for the launch of ZYNLONTA, which also contributed to higher share-based compensation expense. Also contributing to the increase in S&M expenses in the three and six months ended June 30, 2021 were higher professional fees for the launch of ZYNLONTA.
The increase in G&A expenses in the three months ended June 30, 2021 was primarily due to an increase in costs associated with being a public company. The increase in G&A expenses in the six months ended June 30, 2021 was primarily due to higher employee costs as a result of increased headcount, which also contributed to increased share-based compensation expense. In addition, professional fees increased as a result of being a public company.